Fair value measurements (Details 2) (Warrant derivatives, Significant Unobservable Inputs (Level 3), CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant derivatives | Significant Unobservable Inputs (Level 3)
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	(185,365)
Fair value balance as of Aug. 13, 2013		(172,916)
Unrealized gain included in change in fair value of warrant derivatives	74,014	(51,074)
Exercise of warrants reclassified to additional paid-in capital	6,343	35,701
Exchange gain	(777)	2,924
Balance at the end of the period	(105,785)	(185,365)